Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Jan. 31, 2018	Dec. 31, 2017
Contractual Obligation		$ 79,964
Contractual Obligation, Due in Next Fiscal Year		59,684
Contractual Obligation, Due in Second Year		20,280
Subsequent Event [Member]
Contractual Obligation	$ 231,449
Contractual Obligation, Due in Next Fiscal Year	88,381
Commitment Pursuant to Newbuilding Agreement for M/T Eco Holmby Hills [Member]
Contractual Obligation		9,970
Commitment Pursuant to Newbuilding Agreement for M/T Eco Palm Springs [Member]
Contractual Obligation		12,213
Commitment Pursuant to Newbuilding Agreement for M/T Eco Palm Desert [Member]
Contractual Obligation		23,981
Commitment Pursuant to Newbuilding Agreement for M/T Eco California [Member]
Contractual Obligation		$ 33,800
Commitments Related to January 2018 Vessel Acquisitions [Member] | Subsequent Event [Member]
Contractual Obligation	151,485
Contractual Obligation, Due in Next Fiscal Year	28,697
Contractual Obligation, Due in Second Year	$ 122,788
City of Athens [Member]
Equity Method Investment, Ownership Percentage		50.00%
Astarte [Member]
Equity Method Investment, Ownership Percentage		100.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage		50.00%